1674  8-9-95                       FORM N-SAR                             40,419

[PARA51,602]                       FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: / /      (a)

             or fiscal year ending: 12/31/98 (b)

Is this a transition report? (Y/N)  N
                                  ----

Is this an amendment to a previous filing? (Y/N)   N
                                                  ----


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A. Registrant Name:  CG Corporate/Insurance Variable Life Separate Account 02

   B. File Number: 811-7563

   C. Telephone Number: 860-534-4163


2. A. Street: 280 Trumbull Street

   B. City:   Hartford                C. State CT   D. Zip Code: 06104  Zip Ext:

   E. Foreign Country:                                    Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)      N
                                                              ------------------

4. Is this the last filing on this form by Registrant? (Y/N)      N
                                                              ------------------

5. Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                  --------------
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)         Y
                                                      --------------------------
      [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                 ---------------
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?
            --------------------------------------------------------------------

1674  8-9-95                       FORM N-SAR                             40,465

For period ending 12/31/98
                  -----------                            If filing more than one
File number 811-  7563                                   Page 47, "X" box:  / /
                  -----------

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:
                           -----------------------------------------------------

     B. [/] File Number (If any):
                                 ------------------

     C. [/] City:                State:           Zip Code:        Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


111. A. [/] Depositor Name:
                           -----------------------------------------------------

     B. [/] File Number (If any):
                                 ------------------

     C. [/] City:                State:           Zip Code:        Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


112. A. [/] Sponsor Name:
                           -----------------------------------------------------

     B. [/] File Number (If any):
                                 ------------------

     C. [/] City:                State:           Zip Code:        Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


112. A. [/] Sponsor Name:
                           -----------------------------------------------------

     B. [/] File Number (If any):
                                 ------------------

     C. [/] City:                State:           Zip Code:        Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------

For period ending 12/31/98
                  -----------                            If filing more than one
File number 811-  7563                                   Page 47, "X" box:  / /
                  -----------



113. A. [/] Trustee Name:
                          ------------------------------------------------------

     B. [/] City:                State:           Zip Code:        Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


113. A. [/] Trustee Name:
                         -------------------------------------------------------

     B. [/] City:                State:           Zip Code:        Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


114. A. [/]Principal Underwriter Name: CIGNA Financial Services, Inc.
                                       -----------------------------------------

     B. [/] File Number (If any): 8-49085
                                 ------------------

     C. [/] City:  Hartford      State:  CT       Zip Code: 06103  Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


114. A. [/] Principal Underwriter Name:
                                       -----------------------------------------

     B. [/] File Number (If any): 8-
                                 ------------------

     C. [/] City:                State:           Zip Code:        Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


115. A. [/] Independent Public Accountant Name    PricewaterhouseCoopers LLP
                                              ----------------------------------

     B. [/] City:  Hartford      State:  CT       Zip Code: 06103  Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


115. A. [/] Independent Public Accountant Name
                                              ----------------------------------

     B. [/] City:                State:           Zip Code:        Zip Ext.:
                 ----------------      -----------         --------         ----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


PARA51,602  -C- 1995, Commerce Clearing House, Inc.

1674  8-9-95                       FORM N-SAR                         40,467

For period ending 12/31/98
                  -----------                                    If filing more than one
File number 811-  7563                                           Page 49, "X" box:  / /
                  -----------


116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                                                      ----------------  ---------
                                                                                                                              Y/N

     B. [/] Identify the family in 10 letters:
                                               -- -- -- -- -- -- -- -- -- --

            (NOTE:  In filling this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                           -------------------------------------------  ---------
                                                                                                                              Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts? (Y/N)
                                             -------------------------------------------------------------------------  ---------
                                                                                                                              Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                            ----------------------------------------------------------  ---------
                                                                                                                              Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)
                                                           -----------------------------------------------------------  ---------
                                                                                                                              Y/N

     E. [/] Other types of insurance products registered under the Securities

Act of 1933? (Y/N)
                  ----------------------------------------------------------------------------------------------------  ---------
                                                                                                                              Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the securities Act of 1933
                                            --------------------------------------------------------------------------  ---------

119. [/] State the number of new series for which registration statements under the Securities

Act of 1933 became effective during the period                                                                               0
                                               -----------------------------------------------------------------------  ---------

120. [/] State the total value of the portfolio securities on the date of deposit for the new

series included in item 119 ($000's omitted)                                                                                 0
                                            -------------------------------------------------------------------------- $---------

121. [/] State the number of series for which a current prospectus was in existence at the end of the period
                  ----------------------------------------------------------------------------------------------------  ---------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                     -----------------------------------------------------------------  ---------


For period ending 12/31/98
                  -----------                                    If filing more than one
File number 811-7563                                             Page 50, "X" box:  / /
            -----------------

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                                           $ 22,793
------------------------------------------------------------------------------------------  ---------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
in the subsequent series) ($000's omitted)                                                 $
                                          ------------------------------------------------  ---------

125. [/] State the total dollar amount of sales leads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
($000's omitted)                                                                           $  3,339
                --------------------------------------------------------------------------  ---------

126. Of the amount shown in item 125, state the total dollar amount of sales leads collected from secondary market operations in Registrant's units (include the sales leads, if any, collected on units
of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)        $
                                                                                   -------  ---------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                Number of               Total Assets           Total Assets
                                                  Series                  ($000's              Distributions
                                                Investing                omitted)              ($000's omitted)

A. U.S. Treasury direct issues                                          $                     $
                                               ---------                 ---------             ---------
B. U.S. Government agency                                               $                     $
                                               ---------                 ---------             ---------
C. State and municipal tax-free                                         $                     $
                                               ---------                 ---------             ---------
D. Public utility debt                                                  $                     $
                                               ---------                 ---------             ---------
E. Brokers' or dealers' debt or debt of
   brokers' or dealers' parent                                          $                     $
                                               ---------                 ---------             ---------
F. All other corporate intermed. &
   long-term debt                                                       $                     $
                                               ---------                 ---------             ---------
G. All other corporate short-term debt                                  $                     $
                                               ---------                 ---------             ---------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                                     $                     $
                                               ---------                 ---------             ---------
I. Investment company equity securities            1                    $ 44,302              $    0
                                               ---------                 ---------             ---------
J. All other equity securities                                          $                     $
                                               ---------                 ---------             ---------
K. Other securities                                                     $                     $
                                               ---------                 ---------             ---------
L. Total assets of all series of registrant                             $ 44,302              $    0
                                               ---------                 ---------             ---------

PARA51,602                               -C- 1995, Commerce Clearing House, Inc.

1674  8-9-95                       FORM N-SAR                             40,469


For period ending 12/31/98
                  -----------                            If filing more than one
File number 811-  7563                                   Page 51, "X" box:  / /
                  -----------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                 --------------------------------------------------------------------------------  ---------
                                                                                                         Y/N
     [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                             ------------------------------------  ---------
                                                                                                         Y/N
     [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                              -------------------  ---------
                                                                                                         Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's
omitted)                                                                                          $   329
        -----------------------------------------------------------------------------------------  ---------

132. [/] List the "811" (Investment Company Act of 1940) registrant number for all Series of
Registrant that are being included in this filing:

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------

  811-                 811-                811-                 811-                 811-
      -----------          ------------        -------------        ------------         ------------


                                 [The next page is 40,501.]